Income taxes (Schedule of Deferred tax assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$ 38,850	$ 44,480
Research and development expenses carryforward	3,989	2,262
Accrued and other	7,369	1,630
Share-based compensation	12,674	7,584
Operating lease liabilities	2,173	1,033
Issuance costs	0	630
Total deferred tax asset	65,055	57,619
Deferred tax liabilities:
Operating lease ROU assets	2,097	998
Convertible notes	102	17,275
Acquired Intangible assets	1,060	2,253
Accrued and other	17	603
Total deferred tax liability	3,276	21,129
Total deferred tax assets, net	61,779	36,490
Less-valuation allowance	(61,779)	(36,490)
Total deferred tax assets, net of valuation allowance	$ 0	$ 0